Segments	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Segments
23.	Segments

Nucor reports its results in the following segments: steel mills, steel products and raw materials. The steel mills segment includes carbon and alloy steel in sheet, bars, structural and plate; steel foundation distributors; steel trading businesses; rebar distribution businesses; and Nucor’s equity method investments in Duferdofin Nucor and NuMit. The steel products segment includes steel joists and joist girders, steel deck, fabricated concrete reinforcing steel, cold finished steel, steel fasteners, metal building systems, steel grating and expanded metal, and wire and wire mesh. The raw materials segment includes DJJ, primarily a scrap broker and processor; Nu-Iron Unlimited and Nucor Steel Louisiana, two facilities that produce DRI used by the steel mills; our natural gas working interests; and Nucor’s equity method investment in Hunter Ridge. Previously, Nucor’s steel trading businesses and rebar distribution businesses were reported in an “All other” category. Beginning in the first quarter of 2013, these businesses were reclassified to the steel mills segment as part of a realignment of Nucor’s reportable segments to better reflect the way in which they are managed. The segment data for the comparable periods has also been reclassified into the steel mills segment in order to conform to the current year presentation. The steel mills, steel products and raw materials segments are consistent with the way Nucor manages its business, which is primarily based upon the similarity of the types of products produced and sold by each segment. Additionally, the composition of assets by segment at December 31, 2012, was reclassified to conform with the current year presentation. This reclassification between segments did not have any impact on the consolidated asset balances.

Net interest expense, other income, profit sharing expense, stock-based compensation and changes in the LIFO reserve are shown under Corporate/eliminations. Corporate assets primarily include cash and cash equivalents, short-term investments, restricted cash and investments, allowances to eliminate intercompany profit in inventory, deferred income tax assets, federal and state income taxes receivable, the LIFO reserve and investments in and advances to affiliates.

Nucor’s results by segment are as follows (in thousands):

	Year Ended December 31,
	2014	2013	2012
Net sales to external customers:
Steel mills	$14,723,642	$13,311,948	$13,781,797
Steel products	4,032,385	3,607,333	3,738,381
Raw materials	2,349,114	2,132,765	1,909,095

	$21,105,141	$19,052,046	$19,429,273

Intercompany sales:
Steel mills	$2,904,317	$2,563,554	$2,609,411
Steel products	105,383	97,090	71,277
Raw materials	9,618,145	9,116,860	9,514,163
Corporate/eliminations	(12,627,845)	(11,777,504)	(12,194,851)

	$—	$—	$—

Depreciation expense:
Steel mills	$366,568	$332,258	$366,182
Steel products	42,777	42,737	47,948
Raw materials	235,443	154,065	112,939
Corporate	7,212	6,792	6,941

	$652,000	$535,852	$534,010

Amortization expense:
Steel mills	$15,269	$13,911	$8,750
Steel products	27,644	31,082	35,152
Raw materials	29,510	29,363	29,109

	$72,423	$74,356	$73,011

Earnings (loss) before income taxes and noncontrolling interests:
Steel mills	$1,594,352	$1,156,715	$1,162,270
Steel products	166,323	82,129	(17,140)
Raw materials	(29,053)	13,686	55,264
Corporate/eliminations	(527,045)	(461,407)	(347,454)

	$1,204,577	$791,123	$852,940

Segment assets:
Steel mills	$9,097,576	$8,365,023	$7,894,974
Steel products	2,885,209	2,861,403	2,935,146
Raw materials	3,927,159	3,956,913	3,400,690
Corporate/eliminations	(294,017)	19,944	(78,751)

	$15,615,927	$15,203,283	$14,152,059

Capital expenditures:
Steel mills	$343,767	$589,621	$369,463
Steel products	27,262	22,472	31,698
Raw materials	197,252	610,745	604,312
Corporate	586	7,580	13,861

	$568,867	$1,230,418	$1,019,334

Net sales by product were as follows (in thousands). Further product group breakdown is impracticable.

	Year Ended December 31,
	2014	2013	2012
Net sales to external customers:
Sheet	$5,988,303	$5,219,464	$5,540,868
Bar	4,051,171	3,730,328	3,999,911
Structural	2,617,196	2,558,538	2,301,778
Plate	2,066,972	1,803,618	1,939,240
Steel products	4,032,385	3,607,333	3,738,381
Raw materials	2,349,114	2,132,765	1,909,095

	$21,105,141	$19,052,046	$19,429,273